Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST EAGLE COMPLETION FUND TRUST
Entity Central Index Key	0002060415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000261678
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Completion Fund
Trading Symbol	FHCMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period September 30, 2025 to October 31, 2025

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle High Yield Municipal Completion Fund	$0Footnote Reference1	0.00%Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period September 30, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.
Footnote[3]	Less than 0.005%

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Expenses Short Period Footnote [Text Block]	The cost of a $10,000 investment is based on the period September 30, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Completion Fund | $10,150	S&P Municipal Yield Index | $10,128
9/30/25	10,000	10,000
10/31/25	10,150	10,128

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception (9/30/25)
First Eagle High Yield Municipal Completion Fund	1.50%
S&P Municipal Yield Index	1.28%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 15,019,280
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,019,280 Number of Portfolio Holdings68 Portfolio Turnover Rate-% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Municipal Bonds	94.4%Footnote Reference1
Short-Term Investments	5.6%Footnote Reference2

Material Fund Change [Text Block]

[1]	The cost of a $10,000 investment is based on the period September 30, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	Less than 0.005%